Other long-term investment (Details) - USD ($)			1 Months Ended
	Mar. 01, 2016	May 06, 2015	Sep. 18, 2016	Jun. 28, 2016	Dec. 31, 2016	Aug. 04, 2016	Dec. 31, 2015
Schedule of Cost-method Investments [Line Items]
Other long-term investment					$ 241,648		$ 31,107,552
Ruihao Rongtong [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost							$ 30,865,904
Ownership		80.00%			65.00%	20.00%	80.00%
Other long-term investment							$ 30,865,904
Payments to acquire other long-term investment		$ 30,865,904
Percentage Of Ownership Transferred	20.00%		10.00%	5.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		20.00%
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost					$ 241,648		$ 241,648
Ownership					1.85%		1.85%
Other long-term investment					$ 241,648		$ 241,648